CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 2,405		$ 6,751			$ 72
Accounts receivable, net of reserve of $738 and $720, respectively (Note 1)	38,371		27,942			34,542
Inventories, net of obsolescence reserve of $861 and $860, respectively (Note 1)	3,336		1,965			4,389
Deferred program expenses	250		673			244
Other current assets	2,586		2,914			1,985
Total current assets	46,948		40,245			41,232
Property and equipment, net of accumulated depreciation of $34,673 and $32,470, respectively	20,683		19,567			17,426
Operating lease right-of-use assets	1,777		1,979			0
Goodwill (Note 3)	14,916		14,916			14,916
Other assets	1,066		985			915
Total assets	85,390		77,692			74,489
Current liabilities
Senior term loan, net of unamortized discount and issuance costs - short-term (Note 5)	16,688		0
Accounts payable and other accrued liabilities (Note 6)	19,638		15,050			21,779
Accrued compensation and benefits	12,275		12,187			9,082
Contract liabilities (Note 1 and 5)	6,682		6,337			5,232
Finance lease obligations - short-term (Note 10)	1,281		1,224			1,115
Other current liabilities	3,146		2,505			1,895
Total current liabilities	59,710		37,303			39,103
Senior term loan, net of unamortized discount and issuance costs (Note 5)	0		16,335			10,984
Subordinated debt (Note 5)	3,102		2,927			2,597
Finance lease obligations - long-term (Note 10)	14,990		15,641			16,865
Operating lease obligations - long-term (Note 10)	1,274		1,553			0
Deferred income taxes (Note 7)	640		621			818
Public preferred stock (Note 6)	141,121		139,210			135,387
Other liabilities (Note 9)	562		724			838
Total liabilities	221,399		214,314			206,592
Commitments and contingencies (Note 8)
Telos stockholders' deficit
Common stock	78		78
Additional paid-in capital	4,310		4,310			4,310
Accumulated other comprehensive income	7		6			17
Accumulated deficit	(147,508)		(145,530)			(139,129)
Total Telos stockholders' deficit	(143,113)		(141,136)			(134,724)
Non-controlling interest in subsidiary (Note 2)	7,104	$ 5,298	4,514	$ 1,857	$ 2,378	2,621	$ 913	$ 2,229
Total stockholders' deficit	(136,009)	$ (138,083)	(136,622)	$ (138,019)	$ (135,757)	(132,103)	$ (136,037)	$ (129,976)
Total liabilities, redeemable preferred stock, and stockholders' deficit	$ 85,390		$ 77,692			$ 74,489